FURNITURE, FIXTURES AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 608,256	$ 405,776
Accumulated depreciation	(354,962)	(271,517)
Total furniture, fixtures, and equipment, net	253,294	134,259
Depreciation expense	$ 83,445	59,660
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Wildland Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 155,659	11,274
Wildland Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Wildland Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Wildland Vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 204,117	158,185
Wildland Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Wildland Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 125,530	123,086
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Storage Facilities [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 38,986	29,266
Estimated useful life	3 years
Other vehicles [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 63,545	63,545
Estimated useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Furniture, fixtures, and equipment	$ 20,420	$ 20,420
Estimated useful life	5 years